Other Liabilities and Provisions - Summary of Other Liabilities and Provisions (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities and Provisions [member]
Disclosure of other provisions [line items]
Derivative liabilities, current	CAD 0	CAD 5